Income Taxes (Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 80,897	$ 92,752	$ 108,587
Additions based on tax positions related to current year	9,456	6,733	1,983
Reductions based on tax positions related to current year	(132)	(3,160)	(1,358)
Additions based on tax positions related to prior years	5,821	937	5,705
Reductions based on tax positions related to prior years	(3,296)	(2,169)	(4,046)
Additions due to settlements with taxing authorities			2,363
Reductions due to settlements with taxing authorities	(764)	(958)	(3,246)
Reductions due to statute of limitations lapse	(11,120)	(13,238)	(17,236)
Balance at end of year	$ 80,862	$ 80,897	$ 92,752